Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Core Fixed Income Fund, DWS Diversified International Equity Fund, DWS High Income Plus Fund, DWS Short Duration Fund and DWS Short-Term Municipal Bond Fund (the “Funds”), each a series of DWS Advisor Funds (the “Trust”) (Reg. Nos. 33-07404 and 811-04760)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 174 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on February 26, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.